SHARE BASED COMPENSATION - Restricted Share Units (Details)	3 Months Ended		12 Months Ended
	Dec. 31, 2025 CAD ($) shares	Dec. 31, 2024 CAD ($)	Sep. 30, 2025 CAD ($) shares
SHARE BASED COMPENSATION
Share based compensation expense charged to income (loss) statement | $	$ 1,276,413	$ 628,796
Restricted share units
SHARE BASED COMPENSATION
Number of instruments granted	166,608		138,958
Conversion ratio	1
Fair value of instruments granted | $	$ 808,049		$ 3,458,450
Number of other instruments vested			123,841
Number of instruments non vested	181,725		15,117
Share based compensation expense charged to income (loss) statement | $	$ 350,587		$ 3,458,450
Restricted share units | Directors & officers
SHARE BASED COMPENSATION
Number of instruments granted	103,655
Restricted share units | Management
SHARE BASED COMPENSATION
Number of instruments granted	62,953
Restricted share units | Consultant
SHARE BASED COMPENSATION
Number of instruments granted			132,958
vesting period			6 months
Number of instruments vested but unissued			10,418
Number of instruments non vested			4,699
Restricted share units | Consultant | Tranche one
SHARE BASED COMPENSATION
Fair value of instruments granted | $			$ 698,950
Number of other instruments vested			70,458
Restricted share units | Consultant | Tranche two
SHARE BASED COMPENSATION
Fair value of instruments granted | $			$ 2,560,000
Number of other instruments vested			62,500
Restricted share units | Director
SHARE BASED COMPENSATION
Number of instruments granted			6,250
Fair value of instruments granted | $			$ 199,500